Stock-Based Compensation - Restricted Shares of Stock and Unit Awards (Details) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Shares
Outstanding at beginning of period (in shares)	6,880,826	6,812,753	6,343,313
Granted (in shares)	5,565,634	4,109,793	4,512,995
Vested (in shares)	(3,872,874)	(3,690,666)	(3,793,978)
Cancelled (in shares)	(257,015)	(351,054)	(249,577)
Outstanding at end of period (in shares)	8,316,571	6,880,826	6,812,753
Weighted-Average Grant-Date Fair Value
Outstanding at beginning of period (in dollars per share)	$ 52.59	$ 51.04	$ 51.38
Granted (in dollars per share)	45.87	55.62	52.54
Vested (in dollars per share)	52.05	52.88	53.27
Cancelled (in dollars per share)	50.00	54.95	52.83
Outstanding at end of period (in dollars per share)	$ 48.42	$ 52.59	$ 51.04